Discontinued Operations (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	¥ 26,607		¥ 20,699		¥ 30,253
Income from discontinued operations, net	12,182	[1]	(179)	[1]	1,775	[1]
Provision for income taxes	(4,681)		347		1,219
Discontinued operations, net of applicable tax effect	¥ 7,501		¥ 168		¥ 2,994

[1]	Income from discontinued operations, net includes aggregate gains on sales of subsidiaries, business units, and rental properties in the amount of ¥3,609 million, ¥6,789 million and ¥14,600 million in fiscal 2012, 2013 and 2014, respectively.